Significant Accounting Policies (Details) - Schedule of lease payments receivable ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Schedule Of Lease Payments Receivable Abstract
2023	¥ 356,797
2024	239,320
2025	186,261
2026	151,848
2027	131,323
Thereafter	332,817
Total	¥ 1,398,366